Schedule of Investments (unaudited)
August 31, 2022
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Commercial Services & Supplies — 4.0%
Smart Metering Systems PLC	33,539	$ 354,167
Construction & Engineering — 3.0%
Eiffage SA	3,003	264,129
Diversified Telecommunication Services — 7.9%
Cellnex Telecom SA(a)	12,740	496,130
IHS Holding Ltd.(b)	12,232	79,263
Infrastrutture Wireless Italiane SpA(a)	13,418	124,357
		699,750
Electric Utilities — 29.6%
CLP Holdings Ltd.	33,500	288,646
Constellation Energy Corp.	2,563	209,115
EDP - Energias de Portugal SA	84,026	401,274
Enel SpA	87,201	409,764
Eversource Energy	2,954	264,944
Exelon Corp.	6,008	263,811
Hydro One Ltd.(a)	5,973	161,724
NextEra Energy, Inc.	1,650	140,349
Terna - Rete Elettrica Nazionale	56,377	400,796
Xcel Energy, Inc.	1,264	93,852
		2,634,275
Equity Real Estate Investment Trusts (REITs) — 21.6%
Aedifica SA	890	84,206
Alexandria Real Estate Equities, Inc.	1,784	273,666
American Tower Corp.	1,296	329,249
Canadian Solar Infrastructure Fund, Inc.	206	184,258
Equinix, Inc.	263	172,888
Physicians Realty Trust	8,264	137,678
SBA Communications Corp.	1,448	470,962
Welltower, Inc.	3,492	267,662
		1,920,569
IT Services — 5.1%
GDS Holdings Ltd., Class A(b)	32,716	111,734
NEXTDC Ltd.(b)	48,423	342,226
		453,960
Multi-Utilities — 8.0%
Consolidated Edison, Inc.	918	89,725
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	6,869	$ 442,089
REN - Redes Energeticas Nacionais SGPS SA	49,604	131,500
Vector Ltd.	17,324	49,692
		713,006
Road & Rail — 2.1%
West Japan Railway Co.	4,700	182,916
Transportation Infrastructure — 10.2%
Aena SME SA(a)(b)	1,486	182,513
Flughafen Zurich AG, Registered Shares(b)	547	92,106
Fraport AG Frankfurt Airport Services Worldwide(b)	8,668	374,795
Hamburger Hafen und Logistik AG	6,804	83,213
Transurban Group	18,787	178,241
		910,868
Water Utilities — 5.5%
American Water Works Co., Inc.	601	89,219
Severn Trent PLC	12,349	398,892
		488,111
Total Long-Term Investments — 97.0% (Cost: $9,578,416)		8,621,751
Short-Term Securities(c)(d)
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	204,834	204,834
Total Short-Term Securities — 2.3% (Cost: $204,834)		204,834
Total Investments — 99.3% (Cost: $9,783,250)		8,826,585
Other Assets Less Liabilities — 0.7%		65,837
Net Assets — 100.0%		$ 8,892,422
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 94,744	$ 110,090(a)	$ —	$ —	$ —	$ 204,834	204,834	$ 1,276	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	02/27/23	$ 144,285	$ (8,381) (b)	$ 135,880	1.6%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $24 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	26 basis points
Benchmarks:	Euro Short-Term Rate: EUR 1 Day

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
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Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Infrastructure Sustainable Opportunities Fund
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	28,453	$ 135,880	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$135,880
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$ 354,167	$ —	$ —	$ 354,167
Construction & Engineering	—	264,129	—	264,129
Diversified Telecommunication Services	79,263	620,487	—	699,750
Electric Utilities	1,133,795	1,500,480	—	2,634,275
Equity Real Estate Investment Trusts (REITs)	1,652,105	268,464	—	1,920,569
IT Services	—	453,960	—	453,960
Multi-Utilities	531,814	181,192	—	713,006
Road & Rail	—	182,916	—	182,916
Transportation Infrastructure	—	910,868	—	910,868
Water Utilities	89,219	398,892	—	488,111
Short-Term Securities
Money Market Funds	204,834	—	—	204,834
	$ 4,045,197	$ 4,781,388	$ —	$ 8,826,585
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (8,381)	$ —	$ (8,381)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
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